Investment in equity investees (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investment, Realized Gain (Loss) on Disposal		¥ 43,600
Transfer Of Further Share Of Loss Of Equity Investee	¥ 20,465	0	¥ 0
Investments without readily determinable fair value [Member]
The carrying value of Investments without readily determinable fair value	1,160,000	1,090,000
Addition of investments without readily determinable fair value	60,300	34,700	268,500
Transfer Of Further Share Of Loss Of Equity Investee	0	0	0
Equity Method Investments [Member]
The carrying value of equity method investments	747,100	92,100
Transfer Of Further Share Of Loss Of Equity Investee	¥ 20,465	¥ 0	¥ 0